Sohu.com Limited Shareholders' Equity (Changyou 2019 Share Incentive Plan) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 26, 2019	Aug. 03, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 18,251	$ 2,095	$ 41,468
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Four equal installments
Award vesting period	4 years
Number of options granted in period	0
Share-based compensation expense	$ 3,200
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance					3,000,000
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member] | Certain members of management and certain other employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options				1,909,000
Exercise prices of option granted				$ 0.01